Securities (Narrative) (Details) (US Government and Agency Obligations and Government-sponsored Enterprises [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
US Government and Agency Obligations and Government-sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Pledged Assets Not Separately Reported Securities Pledged for Public Deposits, Amortized Cost	$ 6.0	$ 4.5
Pledged Assets Not Separately Reported Securities Pledged for Public Deposits, Fair Value	$ 6.0	$ 4.6